   [LOGO]


-------------------------------------------------
             SEMI-ANNUAL REPORT
-------------------------------------------------

             INTERSTATE TAX-EXEMPT FUND



                               NOVEMBER 30, 1999




[LOGO]


1250 BROADWAY, NEW YORK, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.
RTET/INTER/SEMI-ANNUAL 01/00

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                        VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--102.0%                                    (NOTE 1)
------------  --------------------------------------------------               ------------
              ALABAMA--.2%
  $  500,000  Montgomery Spl Care Fac. Fin. Auth., Series H, 3.95%,            $    500,000
               12/1/30 (a)...............................................
                                                                               ------------
              ARIZONA--4.9%
   2,600,000  Apache County IDA for Tucson Electric Power Company, 4.00%,         2,600,000
               12/1/20 (a)...............................................
     900,000  Apache County IDA for Tucson Electric Power Company, Series           900,000
               83A, 3.90%, 12/15/18 (a)..................................
   2,200,000  Apache County IDA for Tucson Electric Power Company, Series         2,200,000
               83B, 3.95%, 12/15/18 (a)..................................
   1,100,000  Arizona HFA for Pooled Loan Program, 3.90%, 10/1/15 (a)....         1,100,000
     550,000  Avondale IDA for National Health Investors, 3.90%, 12/1/14            550,000
               (a).......................................................
   3,500,000  Pima County IDA PCR for Tucson Electric Project, 3.90%,             3,500,000
               12/1/22 (a)...............................................
   2,225,000  Yavapai IDA for Regional Medical Center, Series B, 3.90%,           2,225,000
               12/1/26 (a)...............................................
                                                                               ------------
                                                                                 13,075,000
                                                                               ------------
              CALIFORNIA--2.8%
   1,200,000  Anaheim UHSD for School Fac. Brdg. Fdg., 3.60%, 9/1/13              1,200,000
               (a).......................................................
     700,000  California School Financing Corp. for Capital Improvement             700,000
               Fing., 3.80%, 7/1/24 (a)..................................
     400,000  Fremont Public Finance Authority for Family Res. Center,              400,000
               3.65%, 8/1/28 (a).........................................
     700,000  Irvine Ranch Water District, Series B, 3.85%, 10/1/04                 700,000
               (a).......................................................
   1,500,000  Los Angeles Community Development for Willowbrook Proj.,            1,500,000
               3.65%, 11/1/15 (a)........................................
     400,000  Los Angeles CRA for Promenade Towers, Series 1989, 3.65%,             400,000
               4/1/09 (a)................................................
     600,000  Los Angeles USD for Belmont Learning Complex A, 3.60%,                600,000
               12/1/17 (a)...............................................
   1,000,000  Orange County Apartment Development Revenue Bonds for Lakes         1,000,000
               Project A, 3.55%, 12/1/06 (a).............................
   1,000,000  Watereuse Finance Authority, 3.60%, 5/1/28 (a).............         1,000,000
                                                                               ------------
                                                                                  7,500,000
                                                                               ------------
              COLORADO--1.4%
   2,800,000  Arapahoe School District #5 for Cherry Creek TAN, 4.25%,            2,808,375
               6/30/00...................................................
   1,000,000  Denver Airport, Series B, 3.90%, 12/1/20 (a)...............         1,000,000
                                                                               ------------
                                                                                  3,808,375
                                                                               ------------
              CONNECTICUT--3.3%
   1,200,000  Connecticut HEFA for Bradley Health Care, Series B, 3.50%,          1,200,000
               7/1/29 (a)................................................
   1,440,000  Connecticut HEFA for Charlotte Hospital, Series C, 3.70%,           1,440,000
               7/1/13 (a)................................................
   2,400,000  Connecticut HEFA for Yale University, Series T-1, 3.75%,            2,400,000
               7/1/29 (a)................................................
     300,000  Connecticut HEFA for Yale University, Series U, 3.85%,                300,000
               7/1/33 (a)................................................
     700,000  Connecticut Special Tax Transportation Infrastructure                 700,000
               Second Lien Revenue Bonds, 3.80%, 12/1/10 (a).............
     700,000  Connecticut State HEFA for St. Raphael, Series J, 3.60%,              700,000
               7/1/22 (a)................................................
     900,000  Connecticut State HEFA for Stamford Hospital, Series H,               900,000
               3.60% 7/1/24 (a)..........................................
   1,200,000  Hartford Redev. Agency MFMR for Underwood Towers Project,           1,200,000
               3.80%, 6/1/20 (a).........................................
                                                                               ------------
                                                                                  8,840,000
                                                                               ------------
              DISTRICT OF COLUMBIA--4.4%
   8,200,000  Washington, D.C. George Washington University, 3.90%,               8,200,000
               3/1/06 (a)................................................
   2,200,000  Washington, D.C. Housing Finance Agency RAW, 3.50%, 7/1/27          2,200,000
               (a).......................................................
   1,220,000  Washington, D.C. National Children's Center Inc., 3.90%,            1,220,000
               2/1/20 (a)................................................
                                                                               ------------
                                                                                 11,620,000
                                                                               ------------
              FLORIDA--7.7%
     500,000  Brevard County MHR for Malabar Lakes Proj., 3.85%, 12/1/10            500,000
               (a).......................................................
     100,000  Dade County HFR for Miami Children's Hospital, 4.10%,                 100,000
               9/1/25 (a)................................................

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)--(CONTINUED)

 PRINCIPAL                                                                        VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--102.0%--(CONTINUED)                       (NOTE 1)
------------  --------------------------------------------------               ------------
              FLORIDA--7.7%--(CONTINUED)
 $   500,000  Dade County IDA for Dolphin Stadium Project, Series A,            $   500,000
               3.80%, 1/1/16 (a).........................................
   1,000,000  Dade County IDA for Dolphin Stadium Project, Series B,              1,000,000
               3.80%, 1/1/16 (a).........................................
   1,500,000  Dade County IDA for Dolphin Stadium Project, Series D,              1,500,000
               3.80%, 1/1/16 (a).........................................
     100,000  Florida Gulf Coast for University of Florida COP, 3.75%,              100,000
               8/1/27 (a)................................................
   1,715,000  Florida Housing Finance Agency for Multifamily Lake 3.80%,          1,715,000
               6/1/07 (a)................................................
   1,300,000  Florida Local Gov't Financial Auth. for Lake Wales Medical          1,300,000
               Centers, Series A, 4.05%, 3/1/15 (a)......................
      10,000  Gulf Breeze, Series 85 A Revenue Bonds, 3.85%, 12/1/15                 10,000
               (a).......................................................
   2,000,000  Orange IDA for Lake Highland Prep School, 3.95%, 10/1/18            2,000,000
               (a).......................................................
     960,000  Orange IDA for Trinity Prep School, 3.95%, 10/1/23 (a).....           960,000
  10,000,000  Pinellas School District TAN, 4.25%, 6/30/00...............        10,033,844
     200,000  Polk IDA IDR for Florida Conv. Ctrs. Project, 3.70%, 1/1/11           200,000
               (a).......................................................
     400,000  University of N. Florida for Capital Improvement Project,             400,000
               3.30%, 11/1/24 (a)........................................
                                                                               ------------
                                                                                 20,318,844
                                                                               ------------
              GEORGIA--4.5%
     400,000  Clayton County MHR for Rainwood Development, 3.975%, 5/1/06           400,000
               (a).......................................................
   1,800,000  Elbert County IDR for Seaboard Farms of Elberton, 3.90%,            1,800,000
               7/1/05 (a)................................................
   9,656,880  Georgia Muni. Assoc. Pool Bd. Ctf., Series B4, 3.85%,               9,656,880
               12/15/00 (a)..............................................
                                                                               ------------
                                                                                 11,856,880
                                                                               ------------
              ILLINOIS--3.7%
   1,500,000  Chicago Emergency Telephone System GOB, 4.50%, 1/1/00               1,501,481
               (b).......................................................
     100,000  Illinois Development Finance Authority PCR for Commonwealth           100,000
               Edison-C, 3.90%, 3/1/09 (a)...............................
   1,000,000  Illinois Health Facs. Authority for Pooled Financing,               1,000,000
               Series F, 3.90%, 8/1/15 (a)...............................
     700,000  Illinois Health Facs. Authority for Swedish Convenant                 700,000
               Hospital, 3.90%, 8/1/25 (a)...............................
     900,000  Illinois Health Facs. Authority for Swedish Convenant                 900,000
               Hospital, Series A, 3.90%, 8/1/25 (a).....................
     850,000  Illinois Health Facility Authority for Community Hospital             850,000
               Center-B, 3.90%, 10/1/15 (a)..............................
     465,000  Illinois Health Facility Authority for Community Hospital             465,000
               Center-C, 3.90%, 10/1/15 (a)..............................
   2,000,000  McCook Illinois for St Andrew Society-B, 3.95%, 12/1/21             2,000,000
               (a).......................................................
     800,000  Naperville Illinois for Heritage YMCA Group, 3.80%, 12/1/29           800,000
               (a).......................................................
   1,580,000  Streamwood IDA for Olde Church Centre Project, 4.15%,               1,580,000
               12/1/14 (a)...............................................
                                                                               ------------
                                                                                  9,896,481
                                                                               ------------
              IOWA--.4%
   1,000,000  Des Moines HFR for Iowa Methodist Med. Center Project,              1,000,000
               3.40%, 8/1/15 (a).........................................
                                                                               ------------
              KANSAS--1.4%
   3,800,000  Overland Parks Temp Notes, 3.50%, 4/29/00..................         3,804,828
                                                                               ------------
              KENTUCKY--3.8%
   8,800,000  Kentucky Asset/Liability COP, 3.85%, 6/30/01 (b)...........         8,800,000
   1,210,000  Lexington Fayette RAW for Richmond Place Assoc. Project,            1,210,000
               3.30%, 4/1/15 (a).........................................
                                                                               ------------
                                                                                 10,010,000
                                                                               ------------
              LOUISIANA--1.1%
   1,000,000  Lake Charles Harbor & Terminal for Citgo Pete Corp., 3.90%,         1,000,000
               8/1/07 (a)................................................
   1,000,000  Louisiana Offshore Terminal Authority 1st Stage A-Loop              1,000,000
               Inc., 3.60%, 9/1/08 (a)...................................
   1,000,000  Louisiana Public Facilities Authority W. Kingston Med.              1,000,000
               Center, 4.00%, 9/1/25 (a).................................
                                                                               ------------
                                                                                  3,000,000
                                                                               ------------
              MARYLAND--2.4%
     300,000  Baltimore IDA for Baltimore Cap Acquisition, 3.90%, 8/1/16            300,000
               (a).......................................................
   1,000,000  Baltimore Sheppard & Enoch Pratt Hospital, 3.90%, 7/1/21            1,000,000
               (a).......................................................
   2,000,000  Maryland Health & Higher Education Authority for John               2,000,000
               Hopkins Hospital, Series A, 3.85%, 7/1/27 (a).............
   1,000,000  Maryland Health & Higher Education Authority for Pooled             1,000,000
               Loan Program, Series A, 3.85%, 4/1/35 (a).................
     200,000  Montgomery County IDA for Info Systems and Network Corp.,             200,000
               3.85%, 4/1/14 (a).........................................
   2,000,000  Prince George's County IDA for Frank Parsons Paper Co.,             2,000,000
               4.10%, 1/1/13 (a).........................................
                                                                               ------------
                                                                                  6,500,000
                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)--(CONTINUED)

 PRINCIPAL                                                                        VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--102.0%--(CONTINUED)                       (NOTE 1)
------------  --------------------------------------------------               ------------
              MASSACHUSETTS--5.0%
 $   300,000  Massachusetts HEFA Brigham & Women's Hospital, 3.80%,            $    300,000
               7/1/17 (a)................................................
     100,000  Massachusetts HEFA for Capital Asset Program, 3.55%, 1/1/19           100,000
               (a).......................................................
     500,000  Massachusetts HEFA for Harvard University, 3.71%, 8/1/17              500,000
               (a).......................................................
     200,000  Massachusetts HEFA for Partners Health Care Systems, 3.85%,           200,000
               7/1/27 (a)................................................
     400,000  Massachusetts HEFA for Williams College, 3.75%, 8/1/14                400,000
               (a).......................................................
     400,000  Massachusetts HEFA for Wellesley College, Issue B, 3.75%,             400,000
               7/1/22 (a)................................................
     200,000  Massachusetts IFA for Governor Dummer Academy, 3.80%,                 200,000
               7/1/26 (a)................................................
     400,000  Massachusetts Muni Wholesale Electric Co., Series C, 3.80%,           400,000
               7/1/19 (a)................................................
     700,000  Massachusetts State GOB, Series B, 3.75%, 8/1/15 (a).......           700,000
     400,000  Massachusetts Water Resource Authority, Series A, 3.80%,              400,000
               4/1/28 (a)................................................
     600,000  Massachussets Water Resource Authority, Series D, 3.80%               600,000
               11/1/26 (a)...............................................
   9,063,000  Triton Regional School District BAN, 3.50%, 4/12/00........         9,074,155
                                                                               ------------
                                                                                 13,274,155
                                                                               ------------
              MICHIGAN--4.7%
   1,675,000  Garden City HRB for Garden City Hospital, 3.90%, 9/1/26             1,675,000
               (a).......................................................
   3,600,000  Grand Rapids Water Supply System, 3.80%, 1/1/20 (a)........         3,600,000
   2,600,000  Jackson EDC for Thrifty Leoni Inc. Project, 3.825%, 12/1/14         2,600,000
               (a).......................................................
   1,900,000  Michigan HDA for Fairlane Meadows Harbortown Ltd., 3.975%,          1,900,000
               6/1/04 (a)................................................
     200,000  Michigan Hospital Finance Authority for St. Mary Hosp. of             200,000
               Livonia, 3.90%, 7/1/17 (a)................................
   2,400,000  Michigan Job Development Authority for Gordon Food Service,         2,400,000
               3.85%, 8/1/15 (a).........................................
                                                                               ------------
                                                                                 12,375,000
                                                                               ------------
              MISSOURI--.4%
   1,000,000  Kansas City IDA Hospital Revenue for Insd. Resh. Health             1,000,000
               Services System, 3.65%, 10/15/14 (a)......................
                                                                               ------------
              MISSISSIPPI--.8%
   2,000,000  Canton IDR for Levi Strauss & Co. Project, 3.90%, 6/1/03            2,000,000
               (a).......................................................
                                                                               ------------
              NORTH CAROLINA--1.0%
   2,600,000  Wake County Industrial Facilities & Pollution Control for           2,600,000
               Carolina Power & Light, Series C, 3.85%, 10/1/15 (a)......
                                                                               ------------
              NEBRASKA--.4%
   1,000,000  Buffalo County IDR for AgRex Inc. Project, 4.20%, 2/1/15            1,000,000
               (a).......................................................
                                                                               ------------
              NEW HAMPSHIRE--1.6%
   4,300,000  Strafford TAN, 3.18%, 12/31/99.............................         4,300,102
                                                                               ------------
              NEW JERSEY--4.6%
     700,000  Camden Improvement Authority Pooled Government Loan                   700,000
               Program, 3.75%, 6/1/29 (a)................................
   1,000,000  Essex Improvement Authority, 3.75%, 12/1/25 (a)............         1,000,000
   1,100,000  Monmouth Improvement Authority Pooled Government Loan               1,100,000
               Program, 3.55%, 8/1/16 (a)................................
     600,000  New Jersey EDA for 400 Int'l. Dr. Partners, 3.30%, 9/1/05             600,000
               (a).......................................................
     700,000  New Jersey EDA for Bayonne IMTT Docking Revenue Bonds,                700,000
               3.65%, 12/1/27 (a)........................................
     200,000  New Jersey EDA for Foreign Trade Zone, 3.65%, 12/1/07                 200,000
               (a).......................................................
     800,000  New Jersey EDA for Public Service Electric and Gas Co.,               800,000
               3.55%, 9/1/12 (a).........................................
   1,200,000  New Jersey EDA for Volvo of America Corp., 4.07%, 12/1/04           1,200,000
               (a).......................................................
   1,000,000  New Jersey EFA for College of New Jersey, Series A, 3.75%,          1,000,000
               7/1/29 (a)................................................
   1,000,000  New Jersey Sports Exposition Authority, Series C, 3.85%,            1,000,000
               9/1/24 (a)................................................
     600,000  New Jersey Turnpike Authority General, Series 91D, 3.65%,             600,000
               1/1/08 (a)................................................
     200,000  Port Authority NY and NJ, Series 2, 3.75%, 5/1/19 (a)......           200,000
     300,000  Port Authority NY and NJ, Series 5, 3.65%, 8/1/24 (a)......           300,000
   2,800,000  Vernon School District Temp Notes, Series B, 3.20%,                 2,800,018
               12/3/99...................................................
                                                                               ------------
                                                                                 12,200,018
                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)--(CONTINUED)


 PRINCIPAL                                                                        VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--102.0%--(CONTINUED)                       (NOTE 1)
------------  --------------------------------------------------               ------------
              NEW YORK--6.8%
 $ 2,000,000  Long Island Power Authority, Series 1, 3.85%, 5/1/33 (a)...      $  2,000,000
   2,000,000  New York City Cultural Resources for Soloman B. Guggeheim,          2,000,000
               3.70%, 12/1/15 (a)........................................
     800,000  New York City GOB, Series A4, 3.75%, 8/1/22 (a)............           800,000
   1,500,000  New York City GOB, Series A4, 3.80%, 8/1/15 (a)............         1,500,000
   1,600,000  New York City GOB, Series E5, 3.70%, 8/1/09 (a)............         1,600,000
   3,700,000  New York City GOB, Series E5, 3.70%, 8/1/10 (a)............         3,700,000
     450,000  New York City GOB, Series E5, 3.70%, 8/1/15 (a)............           450,000
   1,400,000  New York City GOB, Series E6, 3.70%, 8/1/19 (a)............         1,400,000
   4,600,000  Tarrytown UFSD TAN, 4.00%, 6/26/00.........................         4,611,360
                                                                               ------------
                                                                                 18,061,360
                                                                               ------------
              NORTH DAKOTA--.4%
   1,100,000  Minot IDR for Nash Finch Co. Project, 3.70%, 12/1/02 (a)...         1,100,000
                                                                               ------------
              OHIO--6.3%
     425,000  Brunswick IDR for Kinder-Care Learning Centers Project,               425,000
               Series A, 4.00%, 6/1/02 (a)...............................
     800,000  Columbus ERD for Electric Systems Revenue Bonds, 3.60%,               800,000
               9/1/09 (a)................................................
   1,310,000  Cuyahoga IDA for Cleveland Clinic, Series A, 3.90%, 1/1/16          1,310,000
               (a).......................................................
     980,000  Franklin County Bonds for Kinder-Care Project, Series A,              980,000
               4.00%, 6/1/02 (a).........................................
   2,665,000  Franklin County Bonds for US Health Corp.-A, 3.90%, 12/1/21         2,665,000
               (a).......................................................
   3,150,000  Franklin County HRB for US Health Corp., Series A, 3.90%,           3,150,000
               12/1/21 (a)...............................................
     900,000  Lucas County HFR for Lutheran Homes Society Project, 3.85%,           900,000
               11/1/19 (a)...............................................
   3,000,000  Mahoning HFR for Forum Health Group, Series B, 3.90%,               3,000,000
               12/1/27 (a)...............................................
     900,000  Ohio Air Quality Dev. Auth., Series A, 3.95%, 12/1/15                 900,000
               (a).......................................................
   1,630,000  Ottawa Hospital Facilities Luther Home of Mercy Project,            1,630,000
               3.95%, 10/1/17 (a)........................................
   1,010,000  Sharonville IDA for Edgecomb Metals Inc., 3.90%, 11/1/09            1,010,000
               (a).......................................................
                                                                               ------------
                                                                                 16,770,000
                                                                               ------------
              OREGON--1.2%
   3,100,000  Portland MHR for South Park Block Project A, 3.70%, 12/1/11         3,100,000
               (a).......................................................
                                                                               ------------
              PENNSYLVANIA--9.3%
   1,600,000  Allegheny HDA for Allegheny General Hospital, Series B,             1,600,000
               4.85%, 9/1/20 (a).........................................
   1,000,000  Allegheny HDA for Allegheny General Hospital, Series B,             1,000,000
               4.85%, 9/1/10 (a).........................................
     400,000  Allegheny HDA for St Francis Health System, 3.85%, 11/1/27            400,000
               (a).......................................................
   1,200,000  Allegheny IDA for Longwood At Oakmont Project, 3.70 (a)....         1,200,000
     700,000  Allegheny University of Pittsburgh Project, Series 85,                700,000
               3.75%, 7/1/15 (a).........................................
     700,000  Allegheny University of Pittsburgh Project, Series C,                 700,000
               4.05%, 3/1/13 (a).........................................
     400,000  Bucks IDA for Edgecomb Metals Co., 3.90%, 10/1/09 (a)......           400,000
   1,264,000  Chartier Valley IDR Bonds for 1133 Penn Ave. Assoc., Series         1,264,000
               A, 4.00%, 8/1/07 (a)......................................
   1,425,000  Clarion County Special Development Revenue IDA Bonds for            1,425,000
               Meritcare Project, Series A, 4.00%, 12/1/12 (a)...........
   1,400,000  Dallastown Area School District GOB, 3.95%, 2/1/18 (a).....         1,400,000
     500,000  Dauphin General Authority Revenue Bonds, 3.95%, 11/1/17               500,000
               (a).......................................................
   2,200,000  Delaware Valley Finance Authority Rev. Bonds, Series B,             2,200,000
               3.80%, 12/1/20 (a)........................................
   1,500,000  Emmaus GOB Local Government Revenue Bonds, 3.90%, 12/1/28           1,500,000
               (a).......................................................
   1,285,000  Lehigh IDA for Allentown Airport, 3.95%, 12/1/05 (a).......         1,285,000
     855,000  Mercersburg General Purpose Authority, 3.95%, 11/1/27                 855,000
               (a).......................................................
   1,100,000  Northeastern HEFA for Wyoming Valley HCF, 3.90%, 1/1/24             1,100,000
               (a).......................................................
     555,000  Pennsylvania HEFA for Temple University, 3.70%, 10/1/09               555,000
               (a).......................................................
     675,000  Pennsylvania HEFA for University of Philadelphia, Series C,           675,000
               3.85%, 1/1/26 (a).........................................
   2,340,000  Philadelphia MHR for Harbor View Tower Project, 4.00%,              2,340,000
               11/1/27 (a)...............................................

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)--(CONTINUED)

 PRINCIPAL                                                                        VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--102.0%--(CONTINUED)                       (NOTE 1)
------------  --------------------------------------------------               ------------
              PENNSYLVANIA--9.3%--(CONTINUED)
 $ 2,000,000  Sayre HCF for Cap Financing Project, Series L, 3.90%,            $  2,000,000
               12/1/20 (a)...............................................
   1,425,000  York General Authority Pooled Financing, Series A, 3.90%,           1,425,000
               9/1/26 (a)................................................
     200,000  York General Authority Pooled Financing, 3.95%, 9/1/26                200,000
               (a).......................................................
                                                                               ------------
                                                                                 24,724,000
                                                                               ------------
              PUERTO RICO--.4%
   1,000,000  Puerto Rico Commonwealth Highway & Transportation, Series           1,000,000
               A, 3.65%, 7/1/28 (a)......................................
                                                                               ------------
              TENNESSEE--2.3%
     335,000  Chattanooga IDA for Baylor School Project, 3.95%, 11/1/16             335,000
               (a).......................................................
   5,000,000  Clarksville Public Building Authority Pooled Financing,             5,000,000
               3.90%, 7/1/11 (a).........................................
     765,000  Franklin IDR for Franklin Health Care Center Inc., 4.15%,             765,000
               6/1/05 (a)................................................
                                                                               ------------
                                                                                  6,100,000
                                                                               ------------
              TEXAS--5.3%
   1,000,000  Harris County HFDC for Greater Houston Project, 3.90%,              1,000,000
               11/1/25 (a)...............................................
   1,000,000  Harris County Industrial Development Corp. for Baytank              1,000,000
               Houston Inc. Project, 3.90%, 2/1/20 (a)...................
   1,600,000  Midlothian IDC for Box-Crow Cement Co. Project, 3.85%,              1,600,000
               12/1/09 (a)...............................................
  10,500,000  Texas TRAN, Series A, 4.50%, 8/31/00.......................        10,560,772
                                                                               ------------
                                                                                 14,160,772
                                                                               ------------
              UTAH--2.3%
   5,975,000  Salt Lake City IDR for Parkview Plaza Project, 3.90%,               5,975,000
               12/1/14 (a)...............................................
                                                                               ------------
              VIRGINIA--4.1%
   2,040,000  Alexandria IDA for Pooled Loan Project, Series A, 3.90%,            2,040,000
               7/1/26 (a)................................................
     365,000  Bristol IDA for Healthcare Center Inc., 4.15%, 3/1/10                 365,000
               (a).......................................................
   1,000,000  Capital Region Airport Comm. for Richmond International             1,000,000
               Airport, 3.90%, 7/1/25 (a)................................
     500,000  Hampton MHR for Avalon at Hampton I-A Project, 3.80%,                 500,000
               6/15/26 (a)...............................................
   1,000,000  Lynchburg IDA HRB for VHA Mid Atlantic States Inc., 3.95%,          1,000,000
               12/1/25 (a)...............................................
   1,500,000  Newport News MHR for Newport--Oxford Project, 3.95%,                1,500,000
               11/1/06 (a)...............................................
   4,390,000  Norfolk IDA for Children's Project, 3.90%, 6/1/20 (a)......         4,390,000
                                                                               ------------
                                                                                 10,795,000
                                                                               ------------
              WASHINGTON--1.0%
   2,700,000  Port of Seattle IDC for Douglas Management Corp., 4.10%,            2,700,000
               12/1/05 (a)...............................................
                                                                               ------------
              WISCONSIN--1.1%
   3,000,000  Green Bay IDA for St. Mary's Holdings, Inc., 4.10%, 11/1/00         3,000,000
               (a) ......................................................
                                                                               ------------
              WYOMING--1.0%
   2,600,000  Sweetwater PCR for Pacificorp Project B, 3.90%, 1/1/14              2,600,000
               (a).......................................................
                                                                               ------------

              TOTAL INVESTMENTS (COST $270,565,815).............    102.0%      270,565,815
              OTHER ASSETS, LESS LIABILITIES....................     (2.0)       (5,401,230)
                                                                    -----      ------------
              NET ASSETS........................................    100.0%     $265,164,585
                                                                    -----      ------------
                                                                    -----      ------------
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
               BASED ON 265,164,585 SHARES OF BENEFICIAL INTEREST, $.001              $1.00
               PAR VALUE OUTSTANDING.....................................

------------------
(a) The interest rates, as reported on November 30, 1999, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b) Securites are collateralized by bank letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)--(CONTINUED)

SECURITY TYPE ABBREVIATIONS

BAN           --       Bond Anticipation Notes
COP           --       Certificate of Participation
CRA           --       Community Redevelopment Agency
EDC           --       Economic Development Corporation
EFA           --       Economic Finance Authority
ERD           --       Energy Research and Development Authority
GOB           --       General Obligation Bonds
HCF           --       Health Care Facility
HDA           --       Housing Development Authority
HEFA          --       Health & Education Facilities Authority
HFA           --       Housing Finance Authority
HFDC          --       Health Facilities Development Corp.
HFR           --       Health Facilities Revenue Bonds
HRB           --       Hospital Revenue Bonds
IDA           --       Industrial Development Authority Revenue Bonds
IDC           --       Industrial Development Corporation Revenue Bonds
IDR           --       Industrial Development Agency Revenue Bonds
MHR           --       Multi-family Housing Revenue Bonds
MFMR          --       Multi-Family Mortgage Revenue Bond
PCR           --       Pollution Control Revenue Bonds
RAW           --       Revenue Anticipation Warrants
TAN           --       Tax Anticipation Notes
TRAN          --       Tax & Revenue Anticipation Notes
UFSD          --       Union Free School District
UHSD          --       Unified High School District
USD           --       Unified School District Bonds

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       7

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

INTEREST INCOME (NOTE 1).................................................................................   $  4,698,726
                                                                                                            ------------

EXPENSES (NOTE 2)
  Management fee.........................................................................................      1,117,191
  Distribution assistance................................................................................        279,298
  Tax expense............................................................................................            674
                                                                                                            ------------
    Total Expenses.......................................................................................      1,397,163
                                                                                                            ------------

NET INVESTMENT INCOME, representing Net Increase in Net Assets from Investment Operations................   $  3,301,563
                                                                                                            ------------
                                                                                                            ------------

                STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                          SIX MONTHS             YEAR
                                                                                            ENDED               ENDED
                                                                                         NOVEMBER 30,          MAY 31,
                                                                                             1999                1999
                                                                                       ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income.............................................................   $      3,301,563    $      8,590,706
                                                                                       ----------------    ----------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)....................................................         (3,301,563)         (8,590,706)
                                                                                       ----------------    ----------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Net proceeds from sale of shares..................................................        633,562,934       1,500,543,145
  Dividends reinvested..............................................................          3,301,563           8,590,706
  Cost of shares redeemed...........................................................       (664,328,830)     (1,569,373,790)
                                                                                       ----------------    ----------------
  Net decrease in net assets derived from capital share transactions and from
    Investment Operations...........................................................        (27,464,333)        (60,239,939)

NET ASSETS:
  Beginning of period...............................................................        292,628,918         352,868,857
                                                                                       ----------------    ----------------
  End of period.....................................................................   $    265,164,585    $    292,628,918
                                                                                       ----------------    ----------------
                                                                                       ----------------    ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      The Reserve Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

      A. As of November 30, 1999, the Trust's authorized shares of beneficial interest are unlimited and divided into nine (9) series: Interstate, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio and
      Pennsylvania Tax-Exempt Funds. The financial statements and notes apply only to the Interstate Tax-Exempt Fund
      ("Fund").

      B. Securities are valued at amortized cost which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of instrument, and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next interest rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

      C. It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

      D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional shares.

      E. The Fund is charged only for its direct and/or allocated share of expenses (in proportion to net assets or number of shareholder accounts).

(2)   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI")
      and the Fund, RMCI serves as the Fund's Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as
      Investment Adviser prior to June 26, 1999, RMCI received a management fee, calculated at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million, and .40% of any excess over $2 billion of average daily net assets of the Fund.

      Effective June 26, 1999, the Fund entered into a new Investment Management agreement with RMCI, which is substantially similar to the Investment Management Agreement previously in effect with regard to the Fund, except for a new comprehensive fee. The agreement provides that RMCI will furnish continuous investment advisory and management services to the Fund.

      For its services, RMCI receives a fee of 0.80% per year of the average daily net assets of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of disinterested Trustees, for which each Fund pays its direct or allocated share.

      DISTRIBUTION ASSISTANCE:

      Pursuant to a Plan of Distribution, the Trust may make assistance payments at an annual rate of .20% per annum of the average net asset value of the Fund's qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares. For the six months ended November 30, 1999, the Fund paid $279,298 in distribution assistance.

(3)   INVESTMENT CONCENTRATION:

      The Fund invests substantially all of its assets in a portfolio of tax-exempt debt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, 82% of the Fund's investments were backed by letters of credit, bond insurance of financial institutions and financial guaranty assurance agencies.

(4)   MANAGEMENT'S USE OF ESTIMATES:

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods.
      Actual results could differ from those estimates.

(5)   COMPONENTS OF NET ASSETS:

      At November 30, 1999, the Fund's net assets consisted of $265,165 par-value and $264,899,420 paid-in-capital.

(6)   FINANCIAL HIGHLIGHTS:

      Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods indicated. The information should be read in conjunction with the accompanying financial data and related notes.

                                                       SIX MONTHS
                                                         ENDED                      FOR FISCAL YEARS ENDED MAY 31,
                                                       NOVEMBER 30,    --------------------------------------------------------
                                                          1999           1999        1998        1997        1996        1995
                                                       ------------    --------    --------    --------    --------    --------
      Net asset value, beginning of period..........     $ 1.0000      $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                         --------      --------    --------    --------    --------    --------
      Net investment income.........................        .0119         .0245       .0279       .0256       .0285       .0265
      from investment operations....................       (.0119)       (.0245)     (.0279)     (.0256)     (.0285)     (.0265)
                                                         --------      --------    --------    --------    --------    --------
      Net asset value, end of period................     $ 1.0000      $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                         --------      --------    --------    --------    --------    --------
                                                         --------      --------    --------    --------    --------    --------
      Total Return..................................         2.37%(a)      2.45%       2.79%       2.56%       2.85%       2.65%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)...........     $  265.2      $  292.6    $  352.9    $  306.2    $  292.1    $  315.2
      Ratio of expenses to average net assets.......         1.00%(a)      1.00%        .97%       1.04%       1.04%       1.00%
      Ratio of net investment income to average net
        assets......................................         2.36%(a)      2.38%       2.75%       2.52%       2.80%       2.59%

     --------------

     (a) Annualized

                               ------------------

                            FEDERAL TAX INFORMATION

   The dividends distributed by the Fund are "exempt interest dividends" for
                             Federal tax purposes.

                               ------------------

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